GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
GOING CONCERN
(2)	GOING CONCERN

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.

The Company has experienced losses since inception in 2022 as it invests in the technology and personnel required to support a digital-first bank with a nationally recognized brand and a strategy to serve customers in every state. The Company incurred a net loss of $4.5 million for the three months ended March 31, 2026, and incurred net losses of $14.8 million and $14.5 million for the years ended December 31, 2025 and 2024, respectively. The Company also has an accumulated deficit of $51.8 million as of March 31, 2026. The Company’s current level of capital is not expected to support the operating losses and to meet minimum regulatory capital requirements over the next 12 months.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

On January 13, 2026, the Company entered into a Business Combination Agreement (BCA) with Digital Asset Acquisition Corp. (DAAQ). The BCA provides for a closing aggregate cash amount, as defined, equal to or greater than $50 million to be paid to the Company. As closure of this transaction is highly dependent on the actions of others and general market conditions, there can be no assurance that the Company will be able to obtain the additional capital when needed, if at all.

The consolidated financial statements do not include any adjustment to the carrying amounts and classification of assets, liabilities and reported expenses that may be necessary if the Company was unable to continue as a going concern.

(2)	GOING CONCERN

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.

The Company has experienced losses since inception in 2022 as it invests in the technology and personnel required to support a digital-first bank with a nationally recognized brand and a strategy to serve customers in every state. The Company incurred net losses of $14.8 million and $14.5 million and had negative cash flows from operations for the years ended December 31, 2025 and 2024, respectively, and has an accumulated deficit of $47.2 million as of December 31, 2025. The Company’s current level of capital is not expected to support the operating losses and to meet minimum regulatory capital requirements over the next 12 months.

On January 13, 2026, the Company entered into a Business Combination Agreement (BCA) with Digital Asset Acquisition Corp. (DAAQ). The BCA provides for a closing aggregate cash amount, as defined, equal to or greater than $50 million. As closure of this transaction is highly dependent on the actions of others and general market conditions, there can be no assurance that the Company will be able to obtain the additional capital when needed, if at all.

The consolidated financial statements do not include any adjustment to the carrying amounts and classification of assets, liabilities and reported expenses that may be necessary if the Company was unable to continue as a going concern.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024